Investments in joint ventures	6 Months Ended
Jun. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
10. Investments in joint ventures

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Accumulated losses of joint ventures	$6,265	$20,746

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the
Neptune
) and SRV Joint Gas Two Ltd. (owner of the
GDF Suez Cape Ann
). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2018	2017	2018	2017
Time charter revenues	$21,152	20,449	43,143	$42,297
Total revenues	21,152	20,449	43,143	42,297
Operating expenses	(5,417)	(3,967)	(10,364)	(9,205)
Depreciation and amortization	(4,952)	(5,106)	(9,907)	(10,142)
Operating income	10,783	11,376	22,872	22,950
Unrealized gain (loss) on derivative instruments	5,933	(1,570)	18,963	3,422
Other financial expense, net	(6,648)	(6,858)	(13,181)	(13,962)
Net income (loss)	$10,068	2,948	28,654	$12,410
Share of joint ventures owned	50%	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	5,034	1,474	14,327	6,205
Eliminations	77	77	154	155
Equity in earnings (losses) of joint ventures	$5,111	1,551	14,481	$6,360

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Cash and cash equivalents	$5,008	$8,100
Restricted cash	15,370	8,520
Other current assets	673	2,012
Total current assets	21,051	18,632
Restricted cash	25,323	25,208
Vessels, net of accumulated depreciation	538,921	547,993
Deferred charges	861	—
Total long-term assets	565,105	573,201
Current portion of long-term debt	25,789	25,003
Amounts and loans due to owners and affiliates	286	314
Derivative financial instruments	10,833	10,649
Refund liabilities	26,089	—
Other current liabilities	10,315	37,725
Total current liabilities	73,312	73,691
Long-term debt	416,385	429,307
Loans due to owners and affiliates	6,793	6,526
Derivative financial liabilities	48,937	68,085
Contract liabilities for deferred revenue	36,855	39,006
Total long-term liabilities	508,970	542,924
Net liabilities	$3,874	$(24,782)
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	1,937	(12,391)
Eliminations	(8,202)	(8,355)
Accumulated losses of joint ventures	$(6,265)	$(20,746)

Effective January 1, 2018, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. adopted ASC 606. Refer to notes 2.c. and 5. As a result, the combined condensed balance sheet was adjusted to include refund liabilities on a separate line. The prior period classification was not adjusted. As of December 31, 2017, refund liabilities were included as a component of other current liabilities.